Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 591	$ 548
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	21	27
Interest cost	1	1
Employer contributions	1	0
Actuarial gains and changes in actuarial assumptions	(3)	(6)
Benefits paid	(1)	(1)
Foreign exchange	2	0
Ending funded status – Plan deficit	21	21
Current liability	1	1
Non-current liability	20	20
Net liability	21	21
Unrecognized actuarial gains	19	17
Interest cost	1	1
Actuarial losses	(1)	(1)
Net periodic benefit cost	$ 0	$ 0